UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redwood Capital Management, LLC

Address:  910 Sylvan Avenue
          Englewood Cliffs, NJ 07632


13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jonathan Kolatch
Title:  Managing Member
Phone:  (201) 227-5040


Signature, Place and Date of Signing:

/s/ Jonathan Kolatch            Englewood Cliffs, NJ          May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: $185,945
                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                    FORM 13F INFORMATION TABLE
                                                 Redwood Capital Management, LLC
                                                          March 31, 2010



COLUMN 1                        COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                 TITLE                   VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       CUSIP     (X1000)    PRN AMT   PRN CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
AETNA INC NEW                 COM             00817Y108   1,053     30,000    SH         SOLE          NONE      30,000
CHILDRENS PL RETAIL STORES I  COM             168905107   2,228     50,000    SH         SOLE          NONE      50,000
CIGNA CORP                    COM             125509109   3,658    100,000    SH         SOLE          NONE     100,000
CIT GROUP INC                 COM NEW         125581801   3,531     90,634    SH         SOLE          NONE      90,634
CITIGROUP INC                 COM             172967101   6,885  1,700,000    SH         SOLE          NONE   1,700,000
CONSTELLATION ENERGY GROUP I  COM             210371100   1,756     50,000    SH         SOLE          NONE      50,000
EASTMAN KODAK CO              COM             277461109     579    100,000    SH         SOLE          NONE     100,000
GAMESTOP CORP NEW             CL A            36467W109  27,388  1,250,000    SH         SOLE          NONE   1,250,000
ITT EDUCATIONAL SERVICES INC  COM             45068B109  22,496    200,000    SH         SOLE          NONE     200,000
JPMORGAN CHASE & CO           COM             46625H100  29,490    659,000    SH         SOLE          NONE     659,000
LEAR CORP                     COM NEW         521865204  35,708    450,000    SH         SOLE          NONE     450,000
METROPCS COMMUNICATIONS INC   COM             591708102   4,248    600,000    SH         SOLE          NONE     600,000
RCN CORP                      COM NEW         749361200    2262    150,000    SH         SOLE          NONE     150,000
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF T   780097713  10,466    731,900    SH         SOLE          NONE     731,900
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF S   780097739   6,530    496,600    SH         SOLE          NONE     496,600
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS Q  780097754   3,375    252,800    SH         SOLE          NONE     252,800
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SER N  780097770   4,978    394,104    SH         SOLE          NONE     394,104
WELLPOINT INC                 COM             94973V107  19,314    300,000    SH         SOLE          NONE     300,000




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